Offerings - Offering: 1	Jul. 31, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value
Amount Registered | shares	2,211,534
Proposed Maximum Offering Price per Unit	5.8
Maximum Aggregate Offering Price	$ 12,826,897.2
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,771.39
Offering Note

(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also registers an indeterminate number of additional shares of common stock of Airgain, Inc. (the “Registrant”) that may be issued pursuant to the Registrant’s 2016 Incentive Award Plan (as amended and restated effective June 10, 2026) (the "2016 Plan") as a result of any future stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant’s outstanding shares of common stock.

(2) Represents 2,211,534 shares of the Registrant’s common stock available for issuance under the 2016 Plan, which number consists of (a) 1,600,000 shares of common stock available for future grants under the 2016 Plan, plus (b) an additional 133,342 shares of common stock that have become issuable under the 2016 Plan as a result of awards issued under the Registrant’s 2013 Equity Incentive Plan having forfeited, terminated, expired or lapsed without being exercised, were exchanged for cash, or otherwise became available for issuance under the 2016 Plan in accordance with the terms of the 2016 Plan plus (c) up to an additional 478,192 shares of common stock that may become issuable under the 2016 Plan to the extent outstanding awards under the Registrant’s 2021 Employment Inducement Incentive Award Plan are forfeited or terminated, expire or lapse without being exercised, are exchanged for cash, or otherwise become available for issuance under the 2016 Plan in accordance with the terms of the 2016 Plan.

(3) Estimated in accordance with Rule 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee. The maximum price per share and the maximum aggregate offering price are based upon the average of the high and low prices of the Registrant's common stock as reported on the Nasdaq Capital Market on August 4, 2026, which date is within five business days prior to filing this Registration Statement.